Summary of Significant Accounting Policies (Details) (USD $)	1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended				36 Months Ended
	Oct. 31, 2012	Dec. 31, 2013	Sep. 30, 2012	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2013	Oct. 04, 2012	Oct. 12, 2007
Summary of Significant Accounting Policies (Textual) [Abstract]
Ownership interest										54.11%
Common stock sold		6,205,250		6,205,250		6,205,250		6,205,250	3,384,611
Price of share									$ 8.00
Proceeds from sale of common stock	$ 27,100,000
Number of share exchanged									1.3190
Common stock, shares outstanding		5,924,209		5,924,209		6,205,250		5,924,209	6,205,250
Conversion ratio				1.3190
Cash and cash equivalents with original maturities				90 days
Interest income on mortgage and commercial loans discontinued, period				90 days
Consumer loans are charged off				120 days
Nonaccrual loans and loans past due				90 days
Non-accrual loans status non-payment period				90 days
Accrued interest on loans		650,000		650,000		677,000		650,000
Commercial portfolio segments			18 months		24 months			3 years
Actual loss history experiencing period for all other portfolio segments		3 years		3 years			12 months
Loan servicing fees, net				103,000		(26,000)
Tax benefit percentage		50.00%		50.00%				50.00%
Income tax expense benefit for tax positions				$ 0
Minimum [Member]
Property, Plant and Equipment [Line Items]
Interest-earning time deposits maturity period				1 year
Period of individual loans are sold by the mortgage company				30 days
Estimated useful lives initially measured at fair value				4 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Interest-earning time deposits maturity period				4 years
Period of individual loans are sold by the mortgage company				90 days
Estimated useful lives initially measured at fair value				15 years
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components				5 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components				30 years
Furniture, Fixtures and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components				3 years
Furniture, Fixtures and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Useful lives of computing depreciation of buildings and related components				10 years